Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 363
Intangible assets and goodwill at end of period	391	$ 363
Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	246
Intangible assets and goodwill at end of period	186	246
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	92
Intangible assets and goodwill at end of period	181	92
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1
Intangible assets and goodwill at end of period	1	1
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18
Intangible assets and goodwill at end of period	18	18
Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	6
Intangible assets and goodwill at end of period	5	6
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,966	1,865
Additions	157	163
Disposals	(40)	(62)
Intangible assets and goodwill at end of period	2,083	1,966
Cost | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,217	1,202
Additions	61	62
Disposals	(40)	(47)
Intangible assets and goodwill at end of period	1,238	1,217
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	368	284
Additions	96	96
Disposals	0	(12)
Intangible assets and goodwill at end of period	464	368
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	226	229
Additions	0	0
Disposals	0	(3)
Intangible assets and goodwill at end of period	226	226
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	18	18
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	18	18
Cost | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	137	132
Additions	0	5
Disposals	0	0
Intangible assets and goodwill at end of period	137	137
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,603)	(1,488)
Additions	(129)	(176)
Disposals	40	61
Intangible assets and goodwill at end of period	(1,692)	(1,603)
Accumulated Amortization | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(971)	(867)
Additions	(121)	(150)
Disposals	40	46
Intangible assets and goodwill at end of period	(1,052)	(971)
Accumulated Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(276)	(278)
Additions	(7)	(10)
Disposals	0	12
Intangible assets and goodwill at end of period	(283)	(276)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(225)	(212)
Additions	0	(16)
Disposals	0	3
Intangible assets and goodwill at end of period	(225)	(225)
Accumulated Amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Others
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(131)	(131)
Additions	(1)	0
Disposals	0	0
Intangible assets and goodwill at end of period	$ (132)	$ (131)